Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 55,000	$ 96,000
Debt Instrument, Convertible, Beneficial Conversion Feature		(55,000)	(96,000)
Debt Instrument, Unamortized Discount	[1]	22,889	21,643
Debt Instrument, Unamortized Discount (Premium), Net, Total		(32,111)	(74,357)
Convertible notes payable, net		22,889	21,643
Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		25,000	25,000
Convertible Notes Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		1,500	15,000
Convertible Notes Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 28,500	$ 56,000

[1]	The discount is being amortized using the effective interest rate method over the life of the debt instruments.